UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 8, 2006


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		115,695



List of Other Included Managers:

NONE
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

					 	Value 	 Shares/ 	Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)	 Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared	None
Albertsons Inc Com	COM	013104-10-4	468	18250		SH	Sole				18250
Alerus Finl Corp Com	COM	01446u-10-3	278	9512		SH	Sole				9512
Alico Inc		COM	016230-10-4	292	6422		SH	Sole				6422
Alleghany Corp		COM	017175-10-0	2016	6965		SH	Sole				6965
Allergan		COM	018490-10-2	651	6000		SH	Sole				6000
Allied Cap Corp New Com	COM	01903Q-10-8	2837	92715		SH	Sole				92715
Allstate Corp		COM	020002-10-1	269	5163		SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	272	3840		SH	Sole				3840
Anheuser Busch Cos Inc	COM	035229-10-3	426	99710		SH	Sole				99710
Archstone Smith Tr Com	COM	039583-10-9	751	15405		SH	Sole				15405
ADProcessing Inc	COM	053015-10-3	1878	41122		SH	Sole				41122
Bank Of Amer Corp	COM	060505-10-4	422	9257		SH	Sole				9257
BB&T Corp		COM	054937-10-7	241	6158		SH	Sole				6158
Beckman Coulter		COM	075811-10-9	228	4184		SH	Sole				4184
Bell South Corp		COM	079860-10-2	352	10152		SH	Sole				10152
Berkshire Hathaway Cl A	COM	084670-10-8	723	8		SH	Sole				8
Berkshire Hathaway Cl B	COM	084670-20-7	8952	2972		SH	Sole				2972
BP Amoco PLC Spnrd Adr	COM	055622-10-4	205	2968		SH	Sole				2968
Bristol-Meyers Squibb	COM	110122-10-8	180	7314		SH	Sole				7314
Campbells Soup Co	COM	134429-10-9	156	4800		SH	Sole				4800
Carramerica Rlty Corp	COM	144418-10-0	852	19100		SH	Sole				19100
Chevrontexaco Corp Com	COM	166764-10-0	199	3438		SH	Sole				3438
Citigroup Inc		COM	172967-10-1	943	19967		SH	Sole				19967
Columbia Equity Tr Inc	COM	197627-10-2	259	14750		SH	Sole				14750
Costco Wholesale Corp	COM	22160k-10-5	188	3462		SH	Sole				3462
Dover Corp Com		COM	260003-10-8	675	13908		SH	Sole				13908
Dover Motorsports Inc	COM	260174-10-7	573	104307		SH	Sole				104307
Exxon Mobil Corp	COM	30231g-10-2	2697	44315		SH	Sole				44315
Farmer Bros Corp	COM	307675-10-8	1934	86743		SH	Sole				86743
Farmers & Merchants Bk	COM	308243-10-4	352	62		SH	Sole				62
Federal Realty Invt Tr	COM	313747-20-6	139	1850		SH	Sole				1850
Fedex Corp Com		COM	31428x-10-6	103	910		SH	Sole				910
First Horizon National	COM	320517-10-5	194	4652		SH	Sole				4652
First Natl Bk Alaska 	COM	32112J-10-6	1966	925		SH	Sole				925
Fortune Brands Inc	COM	349631-10-1	117	1456		SH	Sole				1456
General Electric Corp	COM	39604-10-3	948	27258		SH	Sole				27258
Genuine Parts Co Com	COM	372460-10-5	3386	77250		SH	Sole				77250
Gladstone Capital Corp	COM	376535-10-0	2659	123367		SH	Sole				123367
Glaxo Holdings Plc	COM	37733w-10-5	2557	48878		SH	Sole				48878
Golden West Financial	COM	381317-10-6	149	2200		SH	Sole				2200
Hasbro Inc Com		COM	418056-10-7	3989	189034		SH	Sole				189034
Hewlett Packard Co	COM	428236-10-3	131	3995		SH	Sole				3995
Homefed Corp New	COM	43739d-30-7	152	2373		SH	Sole				2373
Honeywell Intl Inc	COM	438516-10-6	128	3000		SH	Sole				3000
IHOP Corp Com		COM	449623-10-7	726	15136		SH	Sole				15136
Intl Business Machines	COM	459200-10-1	147	1788		SH	Sole				1788
Intl Speedway Cl A	COM	460335-20-1	3434	67466		SH	Sole				67466
IShares Tr MSCI Eafe	COM	464287-46-5	155	2395		SH	Sole				2395
J P Morgan Chase And Co	COM	46625h-10-0	186	4457		SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	841	14210		SH	Sole				14210
Kaydon Corp Com		COM	486587-10-8	1503	37233		SH	Sole				37233
Knight Ridder Inc Com	COM	499040-10-3	2851	45103		SH	Sole				45103
Leucadia National Corp	COM	527288-10-4	2765	46347		SH	Sole				46347
Markel Corp Com		COM	570535-10-4	8407	24896		SH	Sole				24896
Marsh & McLennan Cos 	COM	571748-10-2	2501	85186		SH	Sole				85186
Martin Marietta Mtrls 	COM	573284-10-6	2131	19910		SH	Sole				19910
Mercantile Bankshares	COM	587405-10-1	2674	69549		SH	Sole				69549
Microsoft Corp Com	COM	594918-10-4	157	5780		SH	Sole				5780
Morgan Stanley & Co	COM	617446-44-8	292	4644		SH	Sole				4644
Nestle Sa-Adr Repstg	ADR	641069-40-6	673	9300		SH	Sole				9300
New York Comm Bancorp	COM	649445-10-3	133	7613		SH	Sole				7613
Norfolk Southern Corp	COM	655844-10-8	3603	66635		SH	Sole				66635
Paychex Inc		COM	704326-10-7	560	13438		SH	Sole				13438
Pepsico Inc		COM	713448-10-8	268	4644		SH	Sole				4644
Pfizer Inc Com		COM	717081-10-3	105	4219		SH	Sole				4219
Plum Creek Timber Dep	COM	729251-10-8	3035	82183		SH	Sole				82183
Procter & Gamble Co	COM	742718-10-9	267	4638		SH	Sole				4638
Provident Finl Svcs Inc	COM	74386T-10-5	832	45993		SH	Sole				45993
Qualcomm Inc Com	COM	747525-10-3	121	2400		SH	Sole				2400
Royal Dutch Shell Plc	COM	780257-80-4	975	15664		SH	Sole				15664
Sandy Spring Ban Com	COM	800363-10-3	1995	52525		SH	Sole				52525
Suntrust Bks Inc Com	COM	867914-10-3	209	2867		SH	Sole				2867
Tecumseh Prdcts Co Cl B	COM	878895-10-1	105	4900		SH	Sole				4900
Tyco Intl Ltd New Com	COM	902124-10-6	3911	145510		SH	Sole				145510
UST Inc.		COM	902911-10-6	360	8660		SH	Sole				8660
V F Corp Com		COM	918204-10-8	3428	60246		SH	Sole				60246
Verizon Comm Com	COM	92343v-10-4	389	11433		SH	Sole				11433
Wachovia Corp New Com	COM	929903-10-2	112	1992		SH	Sole				1992
Wal Mart Stores Inc Com	COM	931142-10-3	4280	90606		SH	Sole				90606
Walt Disney Holding Co	COM	254687-10-6	4732	169660		SH	Sole				169660
Washington Mutual Ins.	COM	939322-10-3	3632	85227		SH	Sole				85227
Washington Post Co Cl B	COM	939640-10-8	4196	5402		SH	Sole				5402
Washington Rl Est Inv 	COM	939653-10-1	323	8888		SH	Sole				8888
Wells Fargo & Co (new)	COM	949746-10-1	1178	18450		SH	Sole				18450
Wyeth			COM	983024-10-0	616	12700		SH	Sole				12700

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